Taxation - Summary of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 13,567	$ 8,030	$ 3,055
Current year addition	4,832	5,537	4,975
Balance at end of the year	$ 18,399	$ 13,567	$ 8,030